Note 19 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Wet		Dry		Coal		Total
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operating revenue	$1,352	$-	$10,725	$7,140	$532	$203	$12,609	$7,343

Commissions	(17)	-	(1,149)	(80)	-	-	(1,166)	(80)
Voyage expenses	(469)	-	(1,171)	(1,006)	-	-	(1,640)	(1,006)
Vessel operating expenses	(824)	-	(5,699)	(4,598)	-	-	(6,523)	(4,598)
Costs of coal processing and other related coal costs	-	-	-	-	(3,035)	(75)	(3,035)	(75)
Selling, general and administrative expenses	(210)	-	(28,886)	(79,622)	(14,451)	(2,271)	(43,547)	(81,893)
Operating loss before depreciation and amortization and impairment losses	(168)	-	(26,180)	(78,166)	(16,954)	(2,143)	(43,302)	(80,309)
Depreciation, depletion and amortization expense	(179)	-	(3,610)	(2,807)	(867)	(53)	(4,656)	(2,860)
Impairment losses	-	-	(209)	-	(9,034)	-	(9,243)	-
Segment operating loss	(347)	-	(29,999)	(80,973)	(26,855)	(2,196)	(57,201)	(83,169)
Interest and finance expense, net	(517)	-	(5,354)	(62,397)	22	(273)	(5,849)	(62,670)
Other income, net	22	-	520	47	318	-	860	47
Loss on sale and leaseback transaction	-	-	(1,150)	-	-	-	(1,150)	-
Change in fair value of derivatives	(6)	-	(4,743)	262	-	(482)	(4,749)	(220)
Loss from continuing operations	$(848)	$-	$(40,726)	$(143,061)	$(26,515)	$(2,951)	$(68,089)	$(146,012)

Total assets	$31,708	$-	$99,682	$133,705	$58,933	$17,626	$190,323	$151,331
Goodwill	$236	$-	$-	$-	$23,314	$28,007	$23,550	$28,007
Long lived assets	$31,208	$-	$90,036	$35,063	$11,251	$31,032	$132,495	$66,095